Submission	Aug. 07, 2026
Submission [Line Items]
Central Index Key	0001788257
Registrant Name	BETTERWARE DE MEXICO, S.A.P.I. DE C.V
Form Type	F-3
Submission Type	F-3
Fee Exhibit Type	EX-FILING FEES